Nature of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 1. Nature of Operations
Markham Woods Press Publishing Company, Inc. (the Company), incorporated and headquartered in the State of Florida as of December 6, 2006, operates as an internet based business publication under the magazine name “The Opportunist”. The Company formerly published its magazine in hard copy earning revenues from advertising and distributing the magazine at no charge from inception through the year 2011. The Company reorganized during the years 2012 and 2013 to form its current presence as an internet based publication once again attempting to enter into revenue contracts and distribute the magazine at no charge under the name “The Opportunist”.

Markham Woods Press Publishing Co., Inc. (the Company), incorporated and headquartered in the State of Florida as of December 15, 2006, operates as an internet based business publication under the magazine name "The Opportunist". The Company formerly published its magazine in hard copy earning revenues from advertising and distributing the magazine at no charge from inception through the year 2011. The Company reorganized during the years 2012 and 2013 to form its current presence as an internet based publication once again attempting to enter into revenue contracts and distribute the magazine at no charge under the name "The Opportunist".